UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1193

Fidelity Magellan Fund
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2010

Item 1. Reports to Stockholders

Fidelity®

Magellan®

Fund

Annual Report

March 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity Magellan Fund	52.33%	0.89%	-2.25%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Magellan Fund, a class of the fund, on March 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Blistering stock market declines sustained during the global economic crisis dramatically reversed during the 12-month period ending March 31, 2010, as extraordinary government stimulus took hold, significant corporate cost cutting paved the way for encouraging earnings reports, credit conditions improved and consumer fears began to ease. After hitting woeful lows in March 2009, stock markets began a steady ascent that coincided with the near culmination of the Great Recession that began in late 2007. Although a weak labor market still lingered, in March 2010 the prices of many individual stocks reached a 52-week high, lifting the blue-chip Dow Jones Industrial AverageSM to a 17-month peak, and a 46.93% gain for the period. Impressive returns were widespread, with the S&P 500® Index rising 49.77% - its third-largest 12-month increase in more than two decades - and the technology-laden Nasdaq Composite® Index advancing 58.32% for the period. Strong performance also echoed across global markets, with the MSCI® EAFE® (Europe, Australasia, Far East) Index - a measure of developed markets outside the U.S. and Canada - posting a 54.63% gain.

Comments from Harry Lange, Portfolio Manager of Fidelity® Magellan® Fund: During the past year, the fund's Retail Class shares returned 52.33%, outpacing the S&P 500®. Versus the index, favorable stock picking and an underweighting in energy aided performance, as did a large overweighting in information technology and an underweighting in health care. Our positioning in consumer staples and telecommunication services also was beneficial. From a capitalization perspective, a sizable underweighting and rewarding picks in the mega-cap segment helped, along with an emphasis on smaller-cap stocks. The fund's foreign holdings also contributed, aided by U.S. dollar weakness. At the security level, we were rewarded for not owning major index constituents Exxon Mobil, AT&T, Wal-Mart Stores, Chevron and Johnson & Johnson. Out-of-index holdings in computer disk-drive maker Seagate Technology and Delta Air Lines also contributed. Seagate was aided by improving demand for personal computers, while Delta was part of an extremely strong airline group and benefited from its late-2008 merger with Northwest Airlines. On the negative side, security selection in materials and consumer discretionary detracted, as did underweighting industrials. Semiconductor equipment makers Applied Materials, the fund's largest holding at period end, and MEMC Electronic Materials held back results due to their exposure to the struggling solar power industry. Also weighing on performance were two Canadian gold miners, Goldcorp and Newmont Mining. Goldcorp was an out-of-benchmark holding.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 to March 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Magellan	.75%
Actual		$ 1,000.00	$ 1,093.10	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,021.19	$ 3.78
Class K	.60%
Actual		$ 1,000.00	$ 1,093.90	$ 3.13
HypotheticalA		$ 1,000.00	$ 1,021.94	$ 3.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Applied Materials, Inc.	4.4	4.4
Nokia Corp. sponsored ADR	4.3	4.6
Corning, Inc.	4.3	4.6
Staples, Inc.	3.7	3.8
Medco Health Solutions, Inc.	2.7	2.3
Apple, Inc.	2.0	1.6
Newmont Mining Corp.	2.0	1.8
Occidental Petroleum Corp.	1.7	1.5
Goldcorp, Inc.	1.5	1.6
China Life Insurance Co. Ltd. (H Shares)	1.4	1.5
	28.0
Top Five Market Sectors as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.3	28.5
Financials	13.1	14.7
Health Care	12.3	11.2
Consumer Discretionary	12.0	11.7
Energy	10.1	9.9
Asset Allocation (% of fund's net assets)
As of March 31, 2010 *		As of September 30, 2009 **
	Stocks 99.0%		Stocks 99.2%
	Convertible Securities 0.6%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	20.6%	** Foreign investments	22.9%

Annual Report

Investments March 31, 2010

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.1%
Johnson Controls, Inc.	1,000,000	$ 32,990
Diversified Consumer Services - 0.1%
Strayer Education, Inc.	100,000	24,352
Hotels, Restaurants & Leisure - 1.4%
Ctrip.com International Ltd. sponsored ADR (a)	770,016	30,185
Darden Restaurants, Inc.	1,500,000	66,810
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(c)	274,700	1,324
Starbucks Corp.	10,562,616	256,355
		354,674
Household Durables - 4.3%
D.R. Horton, Inc.	14,920,730	188,001
KB Home (d)	4,088,000	68,474
Lennar Corp. Class A	13,380,585	230,280
M.D.C. Holdings, Inc.	2,000,000	69,220
Pulte Group, Inc. (a)	15,207,036	171,079
Ryland Group, Inc.	1,896,860	42,566
Tempur-Pedic International, Inc. (a)	1,000,000	30,160
Toll Brothers, Inc. (a)(d)	12,853,054	267,344
		1,067,124
Internet & Catalog Retail - 0.1%
B2W Companhia Global Do Varejo	1,000,000	21,588
Leisure Equipment & Products - 0.0%
Brunswick Corp.	621,943	9,932
Media - 1.2%
Ascent Media Corp. (a)	144,656	3,942
Cinemark Holdings, Inc.	238,900	4,381
Comcast Corp. Class A (special) (non-vtg.)	4,000,000	71,880
Informa PLC	5,000,000	29,393
Time Warner Cable, Inc.	2,000,000	106,620
Virgin Media, Inc.	4,500,000	77,670
		293,886
Multiline Retail - 0.0%
Pantaloon Retail India Ltd.	194,608	1,798
Pantaloon Retail India Ltd. Class B	19,460	112
		1,910
Specialty Retail - 3.7%
Staples, Inc. (d)	40,090,255	937,711
Textiles, Apparel & Luxury Goods - 1.1%
Lululemon Athletica, Inc. (a)(c)	674,500	27,992
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
NIKE, Inc. Class B	1,597,000	$ 117,380
Phillips-Van Heusen Corp.	500,000	28,680
Polo Ralph Lauren Corp. Class A	1,150,000	97,796
		271,848
TOTAL CONSUMER DISCRETIONARY		3,016,015
CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	3,341,972	122,182
United Natural Foods, Inc. (a)(d)	4,143,500	116,557
Wumart Stores, Inc. (H Shares)	25,000,000	50,423
		289,162
Food Products - 1.1%
Cosan Ltd. Class A (a)	3,181,700	30,003
Cosan SA Industria e Comercio (a)	3,000,000	36,430
Dole Food Co., Inc. (c)(d)	5,845,288	69,267
General Mills, Inc.	1,000,000	70,790
McCormick & Co., Inc. (non-vtg.)	500,000	19,180
Ralcorp Holdings, Inc. (a)	600,000	40,668
		266,338
Household Products - 0.6%
Energizer Holdings, Inc. (a)	2,247,700	141,066
TOTAL CONSUMER STAPLES		696,566
ENERGY - 10.1%
Energy Equipment & Services - 3.0%
Atwood Oceanics, Inc. (a)	1,000,000	34,630
Ensco International Ltd. ADR	2,000,000	89,560
Lufkin Industries, Inc.	500,000	39,575
Nabors Industries Ltd. (a)	1,000,000	19,630
Noble Corp.	3,000,000	125,460
Pride International, Inc. (a)	1,500,000	45,165
Schlumberger Ltd.	4,714,517	299,183
Seahawk Drilling, Inc. (a)	33,333	628
Smith International, Inc.	2,557,200	109,499
		763,330
Oil, Gas & Consumable Fuels - 7.1%
Anadarko Petroleum Corp.	500,000	36,415
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.	15,000,000	$ 354,600
Clean Energy Fuels Corp. (a)(c)	1,600,000	36,448
CONSOL Energy, Inc.	2,000,000	85,320
Denbury Resources, Inc. (a)	9,500,000	160,265
Energy Transfer Equity LP	1,000,000	33,740
Enterprise Products Partners LP	700,000	24,206
EOG Resources, Inc.	727,200	67,586
Marathon Oil Corp.	2,262,188	71,576
OAO Gazprom sponsored ADR	2,000,000	46,940
Occidental Petroleum Corp.	4,915,300	415,539
Plains Exploration & Production Co. (a)	5,406,386	162,138
Range Resources Corp.	2,000,000	93,740
Reliance Industries Ltd.	3,000,000	71,888
Southwestern Energy Co. (a)	3,000,000	122,160
Westernzagros Resources Ltd. (a)	1,000,000	798
		1,783,359
TOTAL ENERGY		2,546,689
FINANCIALS - 13.0%
Capital Markets - 2.9%
Charles Schwab Corp.	10,547,000	197,123
Evercore Partners, Inc. Class A	87,600	2,628
Franklin Resources, Inc.	2,110,800	234,088
Merriman Curhan Ford Group, Inc. (a)	105,086	74
Morgan Stanley	2,953,500	86,508
Nomura Holdings, Inc.	7,295,700	53,530
Northern Trust Corp.	341,352	18,863
T. Rowe Price Group, Inc.	2,500,000	137,325
		730,139
Commercial Banks - 2.1%
CapitalSource, Inc.	5,000,000	27,950
Lloyds TSB Group PLC	10,000,000	9,528
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	600,000	3,138
PNC Financial Services Group, Inc.	1,500,000	89,550
Sumitomo Mitsui Financial Group, Inc.	650,000	21,533
SVB Financial Group (a)	1,741,010	81,236
Wells Fargo & Co.	9,303,704	289,531
		522,466
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.6%
American Express Co.	1,000,000	$ 41,260
ORIX Corp.	1,161,600	103,133
		144,393
Diversified Financial Services - 3.2%
Bank of America Corp.	12,523,704	223,548
Citigroup, Inc. (a)	44,012,000	178,249
CME Group, Inc.	200,000	63,222
JPMorgan Chase & Co.	7,506,300	335,907
		800,926
Insurance - 2.1%
Aon Corp.	800,000	34,168
Berkshire Hathaway, Inc. Class B (a)	835,500	67,901
China Life Insurance Co. Ltd. (H Shares)	76,231,000	365,307
Endurance Specialty Holdings Ltd.	555,800	20,648
Everest Re Group Ltd.	400,000	32,372
Reinsurance Group of America, Inc.	339,549	17,833
		538,229
Real Estate Investment Trusts - 1.3%
CBL & Associates Properties, Inc.	5,513,363	75,533
Developers Diversified Realty Corp.	3,153,366	38,376
HCP, Inc.	1,500,000	49,500
Kimco Realty Corp.	679,800	10,632
Simon Property Group, Inc.	1,000,000	83,900
Terreno Realty Corp. (d)	1,000,000	19,730
Vornado Realty Trust	530,114	40,130
		317,801
Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	4,199,300	66,559
China Resources Land Ltd.	10,000,000	21,741
Iguatemi Empresa de Shopping Centers SA	2,189,500	36,903
Indiabulls Real Estate Ltd. (a)	7,800,000	26,542
The St. Joe Co. (a)(c)	2,000,000	64,700
		216,445
TOTAL FINANCIALS		3,270,399
HEALTH CARE - 12.3%
Biotechnology - 1.7%
Amgen, Inc. (a)	2,000,000	119,520
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
BioMarin Pharmaceutical, Inc. (a)	3,000,000	$ 70,110
Cephalon, Inc. (a)	778,730	52,782
Genzyme Corp. (a)	1,500,000	77,745
Incyte Corp. (a)(c)	1,500,000	20,940
Protalix BioTherapeutics, Inc. (a)(c)	1,000,000	6,560
United Therapeutics Corp. (a)	1,467,550	81,200
		428,857
Health Care Equipment & Supplies - 2.8%
C. R. Bard, Inc.	2,069,300	179,243
Covidien PLC	5,000,000	251,400
Edwards Lifesciences Corp. (a)	180,000	17,798
ev3, Inc. (a)	2,366,581	37,534
Greatbatch, Inc. (a)(d)	2,318,300	49,125
HeartWare International, Inc. (a)	119,900	5,332
Integra LifeSciences Holdings Corp. (a)(d)	1,500,000	65,745
Stryker Corp.	1,000,000	57,220
Thoratec Corp. (a)(c)	1,000,000	33,450
		696,847
Health Care Providers & Services - 5.4%
Brookdale Senior Living, Inc. (a)(c)(d)	10,383,900	216,297
Emeritus Corp. (a)(c)	1,000,000	20,350
Express Scripts, Inc. (a)	2,806,300	285,569
Henry Schein, Inc. (a)	1,903,653	112,125
LHC Group, Inc. (a)	500,000	16,765
Medco Health Solutions, Inc. (a)	10,650,100	687,570
		1,338,676
Life Sciences Tools & Services - 0.3%
Affymetrix, Inc. (a)	28,700	211
Illumina, Inc. (a)(c)	1,400,000	54,460
Life Technologies Corp. (a)	500,000	26,135
		80,806
Pharmaceuticals - 2.1%
Allergan, Inc.	2,575,984	168,263
Cadence Pharmaceuticals, Inc. (a)	1,000,000	9,130
Medicis Pharmaceutical Corp. Class A	2,000,000	50,320
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,500,000	$ 283,860
Valeant Pharmaceuticals International (a)	500,000	21,455
		533,028
TOTAL HEALTH CARE		3,078,214
INDUSTRIALS - 7.4%
Aerospace & Defense - 0.6%
BE Aerospace, Inc. (a)	1,000,000	30,450
DigitalGlobe, Inc.	500,000	13,975
Raytheon Co.	1,500,000	85,680
Raytheon Co. warrants 6/16/11 (a)	204,836	3,994
Stanley, Inc. (a)	500,000	14,145
TransDigm Group, Inc.	250,000	13,260
		161,504
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	500,000	27,925
Hub Group, Inc. Class A (a)	400,000	11,192
		39,117
Airlines - 1.4%
Delta Air Lines, Inc. (a)	20,814,711	303,687
JetBlue Airways Corp. (a)	8,829,552	49,269
		352,956
Building Products - 0.4%
Masco Corp.	4,100,000	63,632
Owens Corning (a)	1,500,000	38,160
		101,792
Commercial Services & Supplies - 0.5%
Clean Harbors, Inc. (a)	200,000	11,112
Republic Services, Inc.	3,000,000	87,060
Stericycle, Inc. (a)	250,000	13,625
		111,797
Construction & Engineering - 0.2%
Fluor Corp.	500,000	23,255
MYR Group, Inc. (a)(d)	1,037,100	16,915
		40,170
Electrical Equipment - 0.9%
Acuity Brands, Inc.	1,000,000	42,210
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
AMETEK, Inc.	500,000	$ 20,730
China High Speed Transmission Equipment Group Co. Ltd.	10,000,000	22,101
First Solar, Inc. (a)(c)	900,000	110,385
SunPower Corp.:
Class A (a)(c)	1,692,300	31,984
Class B (a)	496,810	8,317
		235,727
Machinery - 1.0%
Danaher Corp.	3,000,000	239,730
NACCO Industries, Inc. Class A	262,001	19,427
		259,157
Professional Services - 2.0%
Equifax, Inc. (d)	9,485,262	339,572
Robert Half International, Inc. (c)	5,124,900	155,951
		495,523
Road & Rail - 0.2%
Hertz Global Holdings, Inc. (a)(c)	2,000,000	19,980
Localiza Rent A Car SA	2,500,000	26,283
		46,263
Trading Companies & Distributors - 0.0%
Essex Rental Corp. unit (a)	200,000	1,740
Transportation Infrastructure - 0.0%
The Sumitomo Warehouse Co. Ltd.	1,000,000	4,445
TOTAL INDUSTRIALS		1,850,191
INFORMATION TECHNOLOGY - 29.3%
Communications Equipment - 7.9%
Adtran, Inc.	2,000,000	52,700
BYD Electronic International Co. Ltd. (a)	35,982,000	29,613
Cisco Systems, Inc. (a)	10,950,300	285,036
Juniper Networks, Inc. (a)	11,817,200	362,552
Nokia Corp. sponsored ADR (c)	69,418,200	1,078,759
QUALCOMM, Inc.	4,000,000	167,960
		1,976,620
Computers & Peripherals - 2.4%
Apple, Inc. (a)	2,156,200	506,556
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SanDisk Corp. (a)	434,827	$ 15,058
Seagate Technology (a)	3,646,227	66,580
		588,194
Electronic Equipment & Components - 6.2%
Amphenol Corp. Class A	4,736,900	199,850
Corning, Inc.	53,169,950	1,074,565
Foxconn International Holdings Ltd. (a)(c)	5,000,000	5,274
Hon Hai Precision Industry Co. Ltd. (Foxconn)	47,610,000	206,234
Ingram Micro, Inc. Class A (a)	3,577,600	62,787
IPG Photonics Corp. (a)	1,000,000	14,800
		1,563,510
Internet Software & Services - 2.5%
Akamai Technologies, Inc. (a)	2,000,000	62,820
eBay, Inc. (a)	3,000,000	80,850
Google, Inc. Class A (a)	601,000	340,773
Monster Worldwide, Inc. (a)(c)(d)	8,211,938	136,400
WebMD Health Corp. (a)	95,700	4,439
		625,282
IT Services - 2.0%
Accenture PLC Class A	3,000,000	125,850
CACI International, Inc. Class A (a)	500,000	24,425
Cognizant Technology Solutions Corp. Class A (a)	3,318,596	169,182
Fidelity National Information Services, Inc.	1,000,000	23,440
Fiserv, Inc. (a)	480,847	24,408
Genpact Ltd. (a)	1,129,500	18,942
Hewitt Associates, Inc. Class A (a)	500,000	19,890
Lender Processing Services, Inc.	2,725,400	102,884
		509,021
Semiconductors & Semiconductor Equipment - 8.1%
Applied Materials, Inc. (d)	81,454,187	1,098,001
ASML Holding NV (NY Shares)	4,345,201	153,820
Broadcom Corp. Class A	2,000,000	66,360
Cymer, Inc. (a)	645,183	24,065
Himax Technologies, Inc. sponsored ADR	4,000,000	12,520
KLA-Tencor Corp.	2,000,000	61,840
Lam Research Corp. (a)	499,200	18,630
MEMC Electronic Materials, Inc. (a)	10,969,211	168,158
Micron Technology, Inc. (a)	2,989,000	31,056
O2Micro International Ltd. sponsored ADR (a)	700,000	4,795
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
PMC-Sierra, Inc. (a)	2,017,535	$ 17,996
Samsung Electronics Co. Ltd.	265,233	191,755
Skyworks Solutions, Inc. (a)	3,000,000	46,800
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	7,034,998	73,797
Teradyne, Inc. (a)(c)	6,529,691	72,937
		2,042,530
Software - 0.2%
Activision Blizzard, Inc.	2,500,000	30,150
Changyou.com Ltd. (A Shares) ADR (c)	357,300	11,005
Longtop Financial Technologies Ltd. ADR (a)	29,200	941
		42,096
TOTAL INFORMATION TECHNOLOGY		7,347,253
MATERIALS - 9.6%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	1,500,000	110,925
Dow Chemical Co.	2,995,500	88,577
Ecolab, Inc.	2,000,000	87,900
FMC Corp.	1,241,790	75,178
Givaudan SA	104,500	91,684
Minerals Technologies, Inc.	500,000	25,920
Symrise AG	2,000,000	47,626
		527,810
Construction Materials - 0.7%
Eagle Materials, Inc. (d)	3,800,000	100,852
Texas Industries, Inc. (c)	1,000,000	34,170
Vulcan Materials Co. (c)	1,000,000	47,240
		182,262
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	1,000,000	35,540
Metals & Mining - 6.2%
Barrick Gold Corp.	1,000,000	38,375
Commercial Metals Co.	1,000,000	15,060
Eldorado Gold Corp. (a)	5,029,586	61,068
Goldcorp, Inc.	10,000,000	373,708
Lihir Gold Ltd.	25,666,295	71,361
Newcrest Mining Ltd.	7,927,240	238,734
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.	9,852,800	$ 501,803
Randgold Resources Ltd. sponsored ADR (c)	3,236,966	248,696
		1,548,805
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp. (a)	3,000,000	27,150
Weyerhaeuser Co.	1,730,400	78,335
		105,485
TOTAL MATERIALS		2,399,902
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc.	600,000	26,958
CenturyTel, Inc.	456,279	16,180
FairPoint Communications, Inc. (a)	109,213	3
Level 3 Communications, Inc. (a)	1,331,971	2,158
		45,299
Wireless Telecommunication Services - 0.7%
American Tower Corp. Class A (a)	2,000,000	85,220
Sprint Nextel Corp. (a)	28,000,000	106,400
		191,620
TOTAL TELECOMMUNICATION SERVICES		236,919
UTILITIES - 1.6%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	4,000,000	136,720
Entergy Corp.	1,400,000	113,890
FirstEnergy Corp.	2,500,000	97,725
		348,335
Independent Power Producers & Energy Traders - 0.0%
Indiabulls Power Ltd.	1,796,532	1,232
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	2,000,000	$ 28,720
Sempra Energy	700,000	34,930
		63,650
TOTAL UTILITIES		413,217
TOTAL COMMON STOCKS (Cost $22,119,804)		24,855,365
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Insurance - 0.1%
American International Group, Inc. Series A, 8.50% (Cost $200,003)	2,666,700	27,254
Convertible Bonds - 0.5%
	Principal Amount (000s)
INDUSTRIALS - 0.3%
Electrical Equipment - 0.3%
SunPower Corp.:
1.25% 2/15/27	$ 9,980	8,982
4.5% 3/15/15 (e)	47,200	47,464
4.75% 4/15/14	13,430	12,789
		69,235
MATERIALS - 0.1%
Metals & Mining - 0.1%
Alcoa, Inc. 5.25% 3/15/14	13,750	31,745
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc. 7% 3/15/15	25,000	29,813
TOTAL CONVERTIBLE BONDS (Cost $115,298)		130,793
Money Market Funds - 3.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.16% (f)	113,521,619	$ 113,522
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(f)	838,483,250	838,483
TOTAL MONEY MARKET FUNDS (Cost $952,005)		952,005
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $23,387,110)		25,965,417
NET OTHER ASSETS - (3.4)%		(842,321)
NET ASSETS - 100%		$ 25,123,096
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,464,000 or 0.2% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 660
Fidelity Securities Lending Cash Central Fund	9,572
Total	$ 10,232
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Materials, Inc.	$ 729,974	$ 151,923	$ -	$ 18,980	$ 1,098,001
Brookdale Senior Living, Inc.	27,104	79,144	-	-	216,297
Corning, Inc.	1,432,992	92,285	1,002,634	14,292	-
Dole Food Co., Inc.	-	72,213	-	-	69,267
Eagle Materials, Inc.	48,500	48,039	-	1,340	100,852
Equifax, Inc.	207,465	35,985	-	1,358	339,572
Greatbatch, Inc.	42,216	2,872	-	-	49,125
Integra LifeSciences Holdings Corp.	37,095	-	-	-	65,745
KB Home	53,880	-	-	1,022	68,474
MEMC Electronic Materials, Inc.	186,832	46,746	42,807	-	-
Monster Worldwide, Inc.	72,958	17,398	28,081	-	136,400
MYR Group, Inc.	27,616	-	13,731	-	16,915
Seagate Technology	191,779	79,647	456,407	-	-
Staples, Inc.	726,035	-	-	13,530	937,711
Teradyne, Inc.	50,500	5,170	52,899	-	-
Terreno Realty Corp.	-	18,746	-	-	19,730
Toll Brothers, Inc.	206,434	32,612	5,064	-	267,344
United Natural Foods, Inc.	78,602	-	-	-	116,557
Total	$ 4,119,982	$ 682,780	$ 1,601,623	$ 50,522	$ 3,501,990
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,016,015	$ 3,014,217	$ 1,798	$ -
Consumer Staples	696,566	696,566	-	-
Energy	2,546,689	2,546,689	-	-
Financials	3,297,653	2,754,150	543,503	-
Health Care	3,078,214	3,078,214	-	-
Industrials	1,850,191	1,845,746	4,445	-
Information Technology	7,347,253	7,347,253	-	-
Materials	2,399,902	2,399,902	-	-
Telecommunication Services	236,919	236,919	-	-
Utilities	413,217	413,217	-	-
Corporate Bonds	130,793	-	130,793	-
Money Market Funds	952,005	952,005	-	-
Total Investments in Securities:	$ 25,965,417	$ 25,284,878	$ 680,539	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.4%
Finland	4.3%
Canada	1.9%
China	1.8%
Ireland	1.5%
Netherlands Antilles	1.2%
Israel	1.1%
Taiwan	1.1%
Bailiwick of Jersey	1.1%
Others (Individually Less Than 1%)	6.6%
100.0%
Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $2,693,677,000 of which $1,232,702,000 and $1,460,975,000 will expire on March 31, 2017 and 2018, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2010

Assets
Investment in securities, at value (including securities loaned of $823,824) - See accompanying schedule: Unaffiliated issuers (cost $19,060,008)	$ 21,511,422
Fidelity Central Funds (cost $952,005)	952,005
Other affiliated issuers (cost $3,375,097)	3,501,990
Total Investments (cost $23,387,110)		$ 25,965,417
Receivable for investments sold		72,382
Receivable for fund shares sold		10,089
Dividends receivable		22,137
Interest receivable		411
Distributions receivable from Fidelity Central Funds		373
Prepaid expenses		57
Other receivables		1,206
Total assets		26,072,072

Liabilities
Payable for investments purchased	$ 74,172
Payable for fund shares redeemed	17,457
Accrued management fee	11,187
Other affiliated payables	3,832
Other payables and accrued expenses	3,845
Collateral on securities loaned, at value	838,483
Total liabilities		948,976

Net Assets		$ 25,123,096
Net Assets consist of:
Paid in capital		$ 25,315,653
Undistributed net investment income		5,945
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,774,405)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,575,903
Net Assets		$ 25,123,096

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	March 31, 2010

Magellan: Net Asset Value, offering price and redemption price per share ($22,627,809 ÷ 334,929 shares)	$ 67.56

Class K: Net Asset Value, offering price and redemption price per share ($2,495,287 ÷ 36,953 shares)	$ 67.53

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended March 31, 2010

Investment Income
Dividends (including $50,522 earned from other affiliated issuers)		$ 276,823
Interest		2,231
Income from Fidelity Central Funds		10,232
Total income		289,286

Expenses
Management fee Basic fee	$ 131,427
Performance adjustment	(11,509)
Transfer agent fees	47,688
Accounting fees and expenses	2,090
Custodian fees and expenses	1,188
Independent trustees' compensation	164
Appreciation in deferred trustee compensation account	10
Registration fees	114
Audit	248
Legal	143
Interest	1
Miscellaneous	467
Total expenses before reductions	172,031
Expense reductions	(1,187)	170,844
Net investment income (loss)		118,442
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	823,248
Other affiliated issuers	250,783
Capital gains distributions from Fidelity Central Funds	30
Foreign currency transactions	(1,723)
Total net realized gain (loss)		1,072,338
Change in net unrealized appreciation (depreciation) on: Investment securities	8,226,439
Assets and liabilities in foreign currencies	140
Total change in net unrealized appreciation (depreciation)		8,226,579
Net gain (loss)		9,298,917
Net increase (decrease) in net assets resulting from operations		$ 9,417,359

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 118,442	$ 146,156
Net realized gain (loss)	1,072,338	(3,770,228)
Change in net unrealized appreciation (depreciation)	8,226,579	(12,247,784)
Net increase (decrease) in net assets resulting from operations	9,417,359	(15,871,856)
Distributions to shareholders from net investment income	(144,477)	(51,393)
Distributions to shareholders from net realized gain	(7,752)	(1,309,645)
Total distributions	(152,229)	(1,361,038)
Share transactions - net increase (decrease)	(2,782,524)	(2,448,900)
Total increase (decrease) in net assets	6,482,606	(19,681,794)

Net Assets
Beginning of period	18,640,490	38,322,284
End of period (including undistributed net investment income of $5,945 and undistributed net investment income of $31,827, respectively)	$ 25,123,096	$ 18,640,490

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Magellan

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 44.63	$ 82.26	$ 91.32	$ 112.80	$ 101.00
Income from Investment Operations
Net investment income (loss) B	.29	.32	.34	.37	.91
Net realized and unrealized gain (loss)	23.02	(34.98)	2.72	3.31	14.87
Total from investment operations	23.31	(34.66)	3.06	3.68	15.78
Distributions from net investment income	(.36)	(.11)	(.44)	(.50)	(.98)
Distributions from net realized gain	(.02)	(2.86)	(11.68)	(24.66)	(3.00)
Total distributions	(.38)	(2.97)	(12.12)	(25.16)	(3.98)
Net asset value, end of period	$ 67.56	$ 44.63	$ 82.26	$ 91.32	$ 112.80
Total Return A	52.33%	(43.81)%	2.08%	3.21%	15.89%
Ratios to Average Net Assets C, E
Expenses before reductions	.75%	.71%	.73%	.54%	.59%
Expenses net of fee waivers, if any	.75%	.71%	.73%	.54%	.59%
Expenses net of all reductions	.74%	.71%	.72%	.53%	.56%
Net investment income (loss)	.49%	.51%	.37%	.41%	.86%
Supplemental Data
Net assets, end of period (in millions)	$ 22,628	$ 17,225	$ 38,322	$ 43,155	$ 50,473
Portfolio turnover rate D	39%	67%	57%	41%	74%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended March 31,	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.61	$ 85.82
Income from Investment Operations
Net investment income (loss) D	.38	.30
Net realized and unrealized gain (loss)	23.02	(41.32)
Total from investment operations	23.40	(41.02)
Distributions from net investment income	(.46)	(.19)
Distributions from net realized gain	(.02)	-
Total distributions	(.48)	(.19)
Net asset value, end of period	$ 67.53	$ 44.61
Total Return B, C	52.59%	(47.79)%
Ratios to Average Net Assets E, H
Expenses before reductions	.59%	.55% A
Expenses net of fee waivers, if any	.59%	.55% A
Expenses net of all reductions	.58%	.55% A
Net investment income (loss)	.65%	.79% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,495	$ 1,415
Portfolio turnover rate F	39%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to March 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Magellan Fund (the Fund) is a fund of Fidelity Magellan Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Magellan and Class K to eligible shareholders of Magellan. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of March 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, short-term gain distributions from Fidelity Central Funds, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,437,273
Gross unrealized depreciation	(1,952,272)
Net unrealized appreciation (depreciation)	$ 2,485,001

Tax Cost	$ 23,480,416

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 32,422
Capital loss carryforward	$ (2,693,677)
Net unrealized appreciation (depreciation)	$ 2,482,206

The tax character of distributions paid was as follows:

	March 31, 2010	March 31, 2009
Ordinary Income	$ 152,229	$ 51,393
Long-term Capital Gains	-	1,309,645
Total	$ 152,229	$ 1,361,038

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,017,924 and $11,465,080, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Magellan, as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .51% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Magellan	$ 46,487.22
Class K	1,201.06
	$ 47,688

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $372 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 22,920.39%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $106 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses

Annual Report

8. Security Lending - continued

associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $9,572.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Magellan's operating expenses. During the period, this reimbursement reduced the class' expenses by $16.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,171 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2010	2009 A
From net investment income
Magellan	$ 129,094	$ 48,703
Class K	15,383	2,690
Total	$ 144,477	$ 51,393
From net realized gain
Magellan	$ 7,077	$ 1,309,645
Class K	675	-
Total	$ 7,752	$ 1,309,645

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to March 31, 2009.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended March 31,	2010 B	2009 A	2010 B	2009 A
Magellan
Shares sold	26,864	67,541	$ 1,552,256	$ 3,768,183
Conversion to Class K	(1,822)	(31,425)	(100,116)	(1,493,617)
Reinvestment of distributions	2,192	15,818	131,844	1,322,410
Shares redeemed	(78,300)	(131,814)	(4,681,107)	(7,554,889)
Net increase (decrease)	(51,066)	(79,880)	$ (3,097,123)	$ (3,957,913)

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2010 B	2009 A	2010 B	2009 A
Class K
Shares sold	10,666	2,449	$ 656,513	$ 108,963
Conversion from Magellan	1,823	31,429	100,116	1,493,617
Reinvestment of distributions	266	64	16,058	2,690
Shares redeemed	(7,530)	(2,214)	(458,088)	(96,257)
Net increase (decrease)	5,225	31,728	$ 314,599	$ 1,509,013

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to March 31, 2009.

B Conversion transactions for Class K and Magellan are presented for the period April 1, 2009 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at March 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Magellan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 12, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1984

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment, 2008-present) and was previously a Partner of Clayton, Dubilier & Rice, Inc. (1998-2008). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-
present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-
present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc.
(2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (48)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (63)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Magellan Fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Magellan	05/10/10	05/07/10	$0.035	$0.045

Magellan designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Magellan designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MAG-UANNPRO-0510
1.792133.106

Fidelity®

Magellan®

Fund -

Class K

Annual Report

March 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Past 5 years	Past 10 years
Class K A	52.59%	0.95%	-2.22%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity Magellan Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Magellan Fund - Class K on March 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the S&P® 500 Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Blistering stock market declines sustained during the global economic crisis dramatically reversed during the 12-month period ending March 31, 2010, as extraordinary government stimulus took hold, significant corporate cost cutting paved the way for encouraging earnings reports, credit conditions improved and consumer fears began to ease. After hitting woeful lows in March 2009, stock markets began a steady ascent that coincided with the near culmination of the Great Recession that began in late 2007. Although a weak labor market still lingered, in March 2010 the prices of many individual stocks reached a 52-week high, lifting the blue-chip Dow Jones Industrial AverageSM to a 17-month peak, and a 46.93% gain for the period. Impressive returns were widespread, with the S&P 500® Index rising 49.77% - its third-largest 12-month increase in more than two decades - and the technology-laden Nasdaq Composite® Index advancing 58.32% for the period. Strong performance also echoed across global markets, with the MSCI® EAFE® (Europe, Australasia, Far East) Index - a measure of developed markets outside the U.S. and Canada - posting a 54.63% gain.

Comments from Harry Lange, Portfolio Manager of Fidelity® Magellan® Fund: During the past year, the fund's Class K shares returned 52.59%, outpacing the S&P 500®. Versus the index, favorable stock picking and an underweighting in energy aided performance, as did a large overweighting in information technology and an underweighting in health care. Our positioning in consumer staples and telecommunication services also was beneficial. From a capitalization perspective, a sizable underweighting and rewarding picks in the mega-cap segment helped, along with an emphasis on smaller-cap stocks. The fund's foreign holdings also contributed, aided by U.S. dollar weakness. At the security level, we were rewarded for not owning major index constituents Exxon Mobil, AT&T, Wal-Mart Stores, Chevron and Johnson & Johnson. Out-of-index holdings in computer disk-drive maker Seagate Technology and Delta Air Lines also contributed. Seagate was aided by improving demand for personal computers, while Delta was part of an extremely strong airline group and benefited from its late-2008 merger with Northwest Airlines. On the negative side, security selection in materials and consumer discretionary detracted, as did underweighting industrials. Semiconductor equipment makers Applied Materials, the fund's largest holding at period end, and MEMC Electronic Materials held back results due to their exposure to the struggling solar power industry. Also weighing on performance were two Canadian gold miners, Goldcorp and Newmont Mining. Goldcorp was an out-of-benchmark holding.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 to March 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Magellan	.75%
Actual		$ 1,000.00	$ 1,093.10	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,021.19	$ 3.78
Class K	.60%
Actual		$ 1,000.00	$ 1,093.90	$ 3.13
HypotheticalA		$ 1,000.00	$ 1,021.94	$ 3.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Applied Materials, Inc.	4.4	4.4
Nokia Corp. sponsored ADR	4.3	4.6
Corning, Inc.	4.3	4.6
Staples, Inc.	3.7	3.8
Medco Health Solutions, Inc.	2.7	2.3
Apple, Inc.	2.0	1.6
Newmont Mining Corp.	2.0	1.8
Occidental Petroleum Corp.	1.7	1.5
Goldcorp, Inc.	1.5	1.6
China Life Insurance Co. Ltd. (H Shares)	1.4	1.5
	28.0
Top Five Market Sectors as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.3	28.5
Financials	13.1	14.7
Health Care	12.3	11.2
Consumer Discretionary	12.0	11.7
Energy	10.1	9.9
Asset Allocation (% of fund's net assets)
As of March 31, 2010 *		As of September 30, 2009 **
	Stocks 99.0%		Stocks 99.2%
	Convertible Securities 0.6%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	20.6%	** Foreign investments	22.9%

Annual Report

Investments March 31, 2010

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.1%
Johnson Controls, Inc.	1,000,000	$ 32,990
Diversified Consumer Services - 0.1%
Strayer Education, Inc.	100,000	24,352
Hotels, Restaurants & Leisure - 1.4%
Ctrip.com International Ltd. sponsored ADR (a)	770,016	30,185
Darden Restaurants, Inc.	1,500,000	66,810
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(c)	274,700	1,324
Starbucks Corp.	10,562,616	256,355
		354,674
Household Durables - 4.3%
D.R. Horton, Inc.	14,920,730	188,001
KB Home (d)	4,088,000	68,474
Lennar Corp. Class A	13,380,585	230,280
M.D.C. Holdings, Inc.	2,000,000	69,220
Pulte Group, Inc. (a)	15,207,036	171,079
Ryland Group, Inc.	1,896,860	42,566
Tempur-Pedic International, Inc. (a)	1,000,000	30,160
Toll Brothers, Inc. (a)(d)	12,853,054	267,344
		1,067,124
Internet & Catalog Retail - 0.1%
B2W Companhia Global Do Varejo	1,000,000	21,588
Leisure Equipment & Products - 0.0%
Brunswick Corp.	621,943	9,932
Media - 1.2%
Ascent Media Corp. (a)	144,656	3,942
Cinemark Holdings, Inc.	238,900	4,381
Comcast Corp. Class A (special) (non-vtg.)	4,000,000	71,880
Informa PLC	5,000,000	29,393
Time Warner Cable, Inc.	2,000,000	106,620
Virgin Media, Inc.	4,500,000	77,670
		293,886
Multiline Retail - 0.0%
Pantaloon Retail India Ltd.	194,608	1,798
Pantaloon Retail India Ltd. Class B	19,460	112
		1,910
Specialty Retail - 3.7%
Staples, Inc. (d)	40,090,255	937,711
Textiles, Apparel & Luxury Goods - 1.1%
Lululemon Athletica, Inc. (a)(c)	674,500	27,992
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
NIKE, Inc. Class B	1,597,000	$ 117,380
Phillips-Van Heusen Corp.	500,000	28,680
Polo Ralph Lauren Corp. Class A	1,150,000	97,796
		271,848
TOTAL CONSUMER DISCRETIONARY		3,016,015
CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	3,341,972	122,182
United Natural Foods, Inc. (a)(d)	4,143,500	116,557
Wumart Stores, Inc. (H Shares)	25,000,000	50,423
		289,162
Food Products - 1.1%
Cosan Ltd. Class A (a)	3,181,700	30,003
Cosan SA Industria e Comercio (a)	3,000,000	36,430
Dole Food Co., Inc. (c)(d)	5,845,288	69,267
General Mills, Inc.	1,000,000	70,790
McCormick & Co., Inc. (non-vtg.)	500,000	19,180
Ralcorp Holdings, Inc. (a)	600,000	40,668
		266,338
Household Products - 0.6%
Energizer Holdings, Inc. (a)	2,247,700	141,066
TOTAL CONSUMER STAPLES		696,566
ENERGY - 10.1%
Energy Equipment & Services - 3.0%
Atwood Oceanics, Inc. (a)	1,000,000	34,630
Ensco International Ltd. ADR	2,000,000	89,560
Lufkin Industries, Inc.	500,000	39,575
Nabors Industries Ltd. (a)	1,000,000	19,630
Noble Corp.	3,000,000	125,460
Pride International, Inc. (a)	1,500,000	45,165
Schlumberger Ltd.	4,714,517	299,183
Seahawk Drilling, Inc. (a)	33,333	628
Smith International, Inc.	2,557,200	109,499
		763,330
Oil, Gas & Consumable Fuels - 7.1%
Anadarko Petroleum Corp.	500,000	36,415
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.	15,000,000	$ 354,600
Clean Energy Fuels Corp. (a)(c)	1,600,000	36,448
CONSOL Energy, Inc.	2,000,000	85,320
Denbury Resources, Inc. (a)	9,500,000	160,265
Energy Transfer Equity LP	1,000,000	33,740
Enterprise Products Partners LP	700,000	24,206
EOG Resources, Inc.	727,200	67,586
Marathon Oil Corp.	2,262,188	71,576
OAO Gazprom sponsored ADR	2,000,000	46,940
Occidental Petroleum Corp.	4,915,300	415,539
Plains Exploration & Production Co. (a)	5,406,386	162,138
Range Resources Corp.	2,000,000	93,740
Reliance Industries Ltd.	3,000,000	71,888
Southwestern Energy Co. (a)	3,000,000	122,160
Westernzagros Resources Ltd. (a)	1,000,000	798
		1,783,359
TOTAL ENERGY		2,546,689
FINANCIALS - 13.0%
Capital Markets - 2.9%
Charles Schwab Corp.	10,547,000	197,123
Evercore Partners, Inc. Class A	87,600	2,628
Franklin Resources, Inc.	2,110,800	234,088
Merriman Curhan Ford Group, Inc. (a)	105,086	74
Morgan Stanley	2,953,500	86,508
Nomura Holdings, Inc.	7,295,700	53,530
Northern Trust Corp.	341,352	18,863
T. Rowe Price Group, Inc.	2,500,000	137,325
		730,139
Commercial Banks - 2.1%
CapitalSource, Inc.	5,000,000	27,950
Lloyds TSB Group PLC	10,000,000	9,528
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	600,000	3,138
PNC Financial Services Group, Inc.	1,500,000	89,550
Sumitomo Mitsui Financial Group, Inc.	650,000	21,533
SVB Financial Group (a)	1,741,010	81,236
Wells Fargo & Co.	9,303,704	289,531
		522,466
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.6%
American Express Co.	1,000,000	$ 41,260
ORIX Corp.	1,161,600	103,133
		144,393
Diversified Financial Services - 3.2%
Bank of America Corp.	12,523,704	223,548
Citigroup, Inc. (a)	44,012,000	178,249
CME Group, Inc.	200,000	63,222
JPMorgan Chase & Co.	7,506,300	335,907
		800,926
Insurance - 2.1%
Aon Corp.	800,000	34,168
Berkshire Hathaway, Inc. Class B (a)	835,500	67,901
China Life Insurance Co. Ltd. (H Shares)	76,231,000	365,307
Endurance Specialty Holdings Ltd.	555,800	20,648
Everest Re Group Ltd.	400,000	32,372
Reinsurance Group of America, Inc.	339,549	17,833
		538,229
Real Estate Investment Trusts - 1.3%
CBL & Associates Properties, Inc.	5,513,363	75,533
Developers Diversified Realty Corp.	3,153,366	38,376
HCP, Inc.	1,500,000	49,500
Kimco Realty Corp.	679,800	10,632
Simon Property Group, Inc.	1,000,000	83,900
Terreno Realty Corp. (d)	1,000,000	19,730
Vornado Realty Trust	530,114	40,130
		317,801
Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	4,199,300	66,559
China Resources Land Ltd.	10,000,000	21,741
Iguatemi Empresa de Shopping Centers SA	2,189,500	36,903
Indiabulls Real Estate Ltd. (a)	7,800,000	26,542
The St. Joe Co. (a)(c)	2,000,000	64,700
		216,445
TOTAL FINANCIALS		3,270,399
HEALTH CARE - 12.3%
Biotechnology - 1.7%
Amgen, Inc. (a)	2,000,000	119,520
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
BioMarin Pharmaceutical, Inc. (a)	3,000,000	$ 70,110
Cephalon, Inc. (a)	778,730	52,782
Genzyme Corp. (a)	1,500,000	77,745
Incyte Corp. (a)(c)	1,500,000	20,940
Protalix BioTherapeutics, Inc. (a)(c)	1,000,000	6,560
United Therapeutics Corp. (a)	1,467,550	81,200
		428,857
Health Care Equipment & Supplies - 2.8%
C. R. Bard, Inc.	2,069,300	179,243
Covidien PLC	5,000,000	251,400
Edwards Lifesciences Corp. (a)	180,000	17,798
ev3, Inc. (a)	2,366,581	37,534
Greatbatch, Inc. (a)(d)	2,318,300	49,125
HeartWare International, Inc. (a)	119,900	5,332
Integra LifeSciences Holdings Corp. (a)(d)	1,500,000	65,745
Stryker Corp.	1,000,000	57,220
Thoratec Corp. (a)(c)	1,000,000	33,450
		696,847
Health Care Providers & Services - 5.4%
Brookdale Senior Living, Inc. (a)(c)(d)	10,383,900	216,297
Emeritus Corp. (a)(c)	1,000,000	20,350
Express Scripts, Inc. (a)	2,806,300	285,569
Henry Schein, Inc. (a)	1,903,653	112,125
LHC Group, Inc. (a)	500,000	16,765
Medco Health Solutions, Inc. (a)	10,650,100	687,570
		1,338,676
Life Sciences Tools & Services - 0.3%
Affymetrix, Inc. (a)	28,700	211
Illumina, Inc. (a)(c)	1,400,000	54,460
Life Technologies Corp. (a)	500,000	26,135
		80,806
Pharmaceuticals - 2.1%
Allergan, Inc.	2,575,984	168,263
Cadence Pharmaceuticals, Inc. (a)	1,000,000	9,130
Medicis Pharmaceutical Corp. Class A	2,000,000	50,320
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,500,000	$ 283,860
Valeant Pharmaceuticals International (a)	500,000	21,455
		533,028
TOTAL HEALTH CARE		3,078,214
INDUSTRIALS - 7.4%
Aerospace & Defense - 0.6%
BE Aerospace, Inc. (a)	1,000,000	30,450
DigitalGlobe, Inc.	500,000	13,975
Raytheon Co.	1,500,000	85,680
Raytheon Co. warrants 6/16/11 (a)	204,836	3,994
Stanley, Inc. (a)	500,000	14,145
TransDigm Group, Inc.	250,000	13,260
		161,504
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	500,000	27,925
Hub Group, Inc. Class A (a)	400,000	11,192
		39,117
Airlines - 1.4%
Delta Air Lines, Inc. (a)	20,814,711	303,687
JetBlue Airways Corp. (a)	8,829,552	49,269
		352,956
Building Products - 0.4%
Masco Corp.	4,100,000	63,632
Owens Corning (a)	1,500,000	38,160
		101,792
Commercial Services & Supplies - 0.5%
Clean Harbors, Inc. (a)	200,000	11,112
Republic Services, Inc.	3,000,000	87,060
Stericycle, Inc. (a)	250,000	13,625
		111,797
Construction & Engineering - 0.2%
Fluor Corp.	500,000	23,255
MYR Group, Inc. (a)(d)	1,037,100	16,915
		40,170
Electrical Equipment - 0.9%
Acuity Brands, Inc.	1,000,000	42,210
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
AMETEK, Inc.	500,000	$ 20,730
China High Speed Transmission Equipment Group Co. Ltd.	10,000,000	22,101
First Solar, Inc. (a)(c)	900,000	110,385
SunPower Corp.:
Class A (a)(c)	1,692,300	31,984
Class B (a)	496,810	8,317
		235,727
Machinery - 1.0%
Danaher Corp.	3,000,000	239,730
NACCO Industries, Inc. Class A	262,001	19,427
		259,157
Professional Services - 2.0%
Equifax, Inc. (d)	9,485,262	339,572
Robert Half International, Inc. (c)	5,124,900	155,951
		495,523
Road & Rail - 0.2%
Hertz Global Holdings, Inc. (a)(c)	2,000,000	19,980
Localiza Rent A Car SA	2,500,000	26,283
		46,263
Trading Companies & Distributors - 0.0%
Essex Rental Corp. unit (a)	200,000	1,740
Transportation Infrastructure - 0.0%
The Sumitomo Warehouse Co. Ltd.	1,000,000	4,445
TOTAL INDUSTRIALS		1,850,191
INFORMATION TECHNOLOGY - 29.3%
Communications Equipment - 7.9%
Adtran, Inc.	2,000,000	52,700
BYD Electronic International Co. Ltd. (a)	35,982,000	29,613
Cisco Systems, Inc. (a)	10,950,300	285,036
Juniper Networks, Inc. (a)	11,817,200	362,552
Nokia Corp. sponsored ADR (c)	69,418,200	1,078,759
QUALCOMM, Inc.	4,000,000	167,960
		1,976,620
Computers & Peripherals - 2.4%
Apple, Inc. (a)	2,156,200	506,556
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SanDisk Corp. (a)	434,827	$ 15,058
Seagate Technology (a)	3,646,227	66,580
		588,194
Electronic Equipment & Components - 6.2%
Amphenol Corp. Class A	4,736,900	199,850
Corning, Inc.	53,169,950	1,074,565
Foxconn International Holdings Ltd. (a)(c)	5,000,000	5,274
Hon Hai Precision Industry Co. Ltd. (Foxconn)	47,610,000	206,234
Ingram Micro, Inc. Class A (a)	3,577,600	62,787
IPG Photonics Corp. (a)	1,000,000	14,800
		1,563,510
Internet Software & Services - 2.5%
Akamai Technologies, Inc. (a)	2,000,000	62,820
eBay, Inc. (a)	3,000,000	80,850
Google, Inc. Class A (a)	601,000	340,773
Monster Worldwide, Inc. (a)(c)(d)	8,211,938	136,400
WebMD Health Corp. (a)	95,700	4,439
		625,282
IT Services - 2.0%
Accenture PLC Class A	3,000,000	125,850
CACI International, Inc. Class A (a)	500,000	24,425
Cognizant Technology Solutions Corp. Class A (a)	3,318,596	169,182
Fidelity National Information Services, Inc.	1,000,000	23,440
Fiserv, Inc. (a)	480,847	24,408
Genpact Ltd. (a)	1,129,500	18,942
Hewitt Associates, Inc. Class A (a)	500,000	19,890
Lender Processing Services, Inc.	2,725,400	102,884
		509,021
Semiconductors & Semiconductor Equipment - 8.1%
Applied Materials, Inc. (d)	81,454,187	1,098,001
ASML Holding NV (NY Shares)	4,345,201	153,820
Broadcom Corp. Class A	2,000,000	66,360
Cymer, Inc. (a)	645,183	24,065
Himax Technologies, Inc. sponsored ADR	4,000,000	12,520
KLA-Tencor Corp.	2,000,000	61,840
Lam Research Corp. (a)	499,200	18,630
MEMC Electronic Materials, Inc. (a)	10,969,211	168,158
Micron Technology, Inc. (a)	2,989,000	31,056
O2Micro International Ltd. sponsored ADR (a)	700,000	4,795
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
PMC-Sierra, Inc. (a)	2,017,535	$ 17,996
Samsung Electronics Co. Ltd.	265,233	191,755
Skyworks Solutions, Inc. (a)	3,000,000	46,800
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	7,034,998	73,797
Teradyne, Inc. (a)(c)	6,529,691	72,937
		2,042,530
Software - 0.2%
Activision Blizzard, Inc.	2,500,000	30,150
Changyou.com Ltd. (A Shares) ADR (c)	357,300	11,005
Longtop Financial Technologies Ltd. ADR (a)	29,200	941
		42,096
TOTAL INFORMATION TECHNOLOGY		7,347,253
MATERIALS - 9.6%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	1,500,000	110,925
Dow Chemical Co.	2,995,500	88,577
Ecolab, Inc.	2,000,000	87,900
FMC Corp.	1,241,790	75,178
Givaudan SA	104,500	91,684
Minerals Technologies, Inc.	500,000	25,920
Symrise AG	2,000,000	47,626
		527,810
Construction Materials - 0.7%
Eagle Materials, Inc. (d)	3,800,000	100,852
Texas Industries, Inc. (c)	1,000,000	34,170
Vulcan Materials Co. (c)	1,000,000	47,240
		182,262
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	1,000,000	35,540
Metals & Mining - 6.2%
Barrick Gold Corp.	1,000,000	38,375
Commercial Metals Co.	1,000,000	15,060
Eldorado Gold Corp. (a)	5,029,586	61,068
Goldcorp, Inc.	10,000,000	373,708
Lihir Gold Ltd.	25,666,295	71,361
Newcrest Mining Ltd.	7,927,240	238,734
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.	9,852,800	$ 501,803
Randgold Resources Ltd. sponsored ADR (c)	3,236,966	248,696
		1,548,805
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp. (a)	3,000,000	27,150
Weyerhaeuser Co.	1,730,400	78,335
		105,485
TOTAL MATERIALS		2,399,902
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc.	600,000	26,958
CenturyTel, Inc.	456,279	16,180
FairPoint Communications, Inc. (a)	109,213	3
Level 3 Communications, Inc. (a)	1,331,971	2,158
		45,299
Wireless Telecommunication Services - 0.7%
American Tower Corp. Class A (a)	2,000,000	85,220
Sprint Nextel Corp. (a)	28,000,000	106,400
		191,620
TOTAL TELECOMMUNICATION SERVICES		236,919
UTILITIES - 1.6%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	4,000,000	136,720
Entergy Corp.	1,400,000	113,890
FirstEnergy Corp.	2,500,000	97,725
		348,335
Independent Power Producers & Energy Traders - 0.0%
Indiabulls Power Ltd.	1,796,532	1,232
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	2,000,000	$ 28,720
Sempra Energy	700,000	34,930
		63,650
TOTAL UTILITIES		413,217
TOTAL COMMON STOCKS (Cost $22,119,804)		24,855,365
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Insurance - 0.1%
American International Group, Inc. Series A, 8.50% (Cost $200,003)	2,666,700	27,254
Convertible Bonds - 0.5%
	Principal Amount (000s)
INDUSTRIALS - 0.3%
Electrical Equipment - 0.3%
SunPower Corp.:
1.25% 2/15/27	$ 9,980	8,982
4.5% 3/15/15 (e)	47,200	47,464
4.75% 4/15/14	13,430	12,789
		69,235
MATERIALS - 0.1%
Metals & Mining - 0.1%
Alcoa, Inc. 5.25% 3/15/14	13,750	31,745
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc. 7% 3/15/15	25,000	29,813
TOTAL CONVERTIBLE BONDS (Cost $115,298)		130,793
Money Market Funds - 3.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.16% (f)	113,521,619	$ 113,522
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(f)	838,483,250	838,483
TOTAL MONEY MARKET FUNDS (Cost $952,005)		952,005
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $23,387,110)		25,965,417
NET OTHER ASSETS - (3.4)%		(842,321)
NET ASSETS - 100%		$ 25,123,096
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,464,000 or 0.2% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 660
Fidelity Securities Lending Cash Central Fund	9,572
Total	$ 10,232
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Materials, Inc.	$ 729,974	$ 151,923	$ -	$ 18,980	$ 1,098,001
Brookdale Senior Living, Inc.	27,104	79,144	-	-	216,297
Corning, Inc.	1,432,992	92,285	1,002,634	14,292	-
Dole Food Co., Inc.	-	72,213	-	-	69,267
Eagle Materials, Inc.	48,500	48,039	-	1,340	100,852
Equifax, Inc.	207,465	35,985	-	1,358	339,572
Greatbatch, Inc.	42,216	2,872	-	-	49,125
Integra LifeSciences Holdings Corp.	37,095	-	-	-	65,745
KB Home	53,880	-	-	1,022	68,474
MEMC Electronic Materials, Inc.	186,832	46,746	42,807	-	-
Monster Worldwide, Inc.	72,958	17,398	28,081	-	136,400
MYR Group, Inc.	27,616	-	13,731	-	16,915
Seagate Technology	191,779	79,647	456,407	-	-
Staples, Inc.	726,035	-	-	13,530	937,711
Teradyne, Inc.	50,500	5,170	52,899	-	-
Terreno Realty Corp.	-	18,746	-	-	19,730
Toll Brothers, Inc.	206,434	32,612	5,064	-	267,344
United Natural Foods, Inc.	78,602	-	-	-	116,557
Total	$ 4,119,982	$ 682,780	$ 1,601,623	$ 50,522	$ 3,501,990
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,016,015	$ 3,014,217	$ 1,798	$ -
Consumer Staples	696,566	696,566	-	-
Energy	2,546,689	2,546,689	-	-
Financials	3,297,653	2,754,150	543,503	-
Health Care	3,078,214	3,078,214	-	-
Industrials	1,850,191	1,845,746	4,445	-
Information Technology	7,347,253	7,347,253	-	-
Materials	2,399,902	2,399,902	-	-
Telecommunication Services	236,919	236,919	-	-
Utilities	413,217	413,217	-	-
Corporate Bonds	130,793	-	130,793	-
Money Market Funds	952,005	952,005	-	-
Total Investments in Securities:	$ 25,965,417	$ 25,284,878	$ 680,539	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.4%
Finland	4.3%
Canada	1.9%
China	1.8%
Ireland	1.5%
Netherlands Antilles	1.2%
Israel	1.1%
Taiwan	1.1%
Bailiwick of Jersey	1.1%
Others (Individually Less Than 1%)	6.6%
100.0%
Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $2,693,677,000 of which $1,232,702,000 and $1,460,975,000 will expire on March 31, 2017 and 2018, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2010

Assets
Investment in securities, at value (including securities loaned of $823,824) - See accompanying schedule: Unaffiliated issuers (cost $19,060,008)	$ 21,511,422
Fidelity Central Funds (cost $952,005)	952,005
Other affiliated issuers (cost $3,375,097)	3,501,990
Total Investments (cost $23,387,110)		$ 25,965,417
Receivable for investments sold		72,382
Receivable for fund shares sold		10,089
Dividends receivable		22,137
Interest receivable		411
Distributions receivable from Fidelity Central Funds		373
Prepaid expenses		57
Other receivables		1,206
Total assets		26,072,072

Liabilities
Payable for investments purchased	$ 74,172
Payable for fund shares redeemed	17,457
Accrued management fee	11,187
Other affiliated payables	3,832
Other payables and accrued expenses	3,845
Collateral on securities loaned, at value	838,483
Total liabilities		948,976

Net Assets		$ 25,123,096
Net Assets consist of:
Paid in capital		$ 25,315,653
Undistributed net investment income		5,945
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,774,405)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,575,903
Net Assets		$ 25,123,096

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	March 31, 2010

Magellan: Net Asset Value, offering price and redemption price per share ($22,627,809 ÷ 334,929 shares)	$ 67.56

Class K: Net Asset Value, offering price and redemption price per share ($2,495,287 ÷ 36,953 shares)	$ 67.53

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended March 31, 2010

Investment Income
Dividends (including $50,522 earned from other affiliated issuers)		$ 276,823
Interest		2,231
Income from Fidelity Central Funds		10,232
Total income		289,286

Expenses
Management fee Basic fee	$ 131,427
Performance adjustment	(11,509)
Transfer agent fees	47,688
Accounting fees and expenses	2,090
Custodian fees and expenses	1,188
Independent trustees' compensation	164
Appreciation in deferred trustee compensation account	10
Registration fees	114
Audit	248
Legal	143
Interest	1
Miscellaneous	467
Total expenses before reductions	172,031
Expense reductions	(1,187)	170,844
Net investment income (loss)		118,442
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	823,248
Other affiliated issuers	250,783
Capital gains distributions from Fidelity Central Funds	30
Foreign currency transactions	(1,723)
Total net realized gain (loss)		1,072,338
Change in net unrealized appreciation (depreciation) on: Investment securities	8,226,439
Assets and liabilities in foreign currencies	140
Total change in net unrealized appreciation (depreciation)		8,226,579
Net gain (loss)		9,298,917
Net increase (decrease) in net assets resulting from operations		$ 9,417,359

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 118,442	$ 146,156
Net realized gain (loss)	1,072,338	(3,770,228)
Change in net unrealized appreciation (depreciation)	8,226,579	(12,247,784)
Net increase (decrease) in net assets resulting from operations	9,417,359	(15,871,856)
Distributions to shareholders from net investment income	(144,477)	(51,393)
Distributions to shareholders from net realized gain	(7,752)	(1,309,645)
Total distributions	(152,229)	(1,361,038)
Share transactions - net increase (decrease)	(2,782,524)	(2,448,900)
Total increase (decrease) in net assets	6,482,606	(19,681,794)

Net Assets
Beginning of period	18,640,490	38,322,284
End of period (including undistributed net investment income of $5,945 and undistributed net investment income of $31,827, respectively)	$ 25,123,096	$ 18,640,490

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Magellan

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 44.63	$ 82.26	$ 91.32	$ 112.80	$ 101.00
Income from Investment Operations
Net investment income (loss) B	.29	.32	.34	.37	.91
Net realized and unrealized gain (loss)	23.02	(34.98)	2.72	3.31	14.87
Total from investment operations	23.31	(34.66)	3.06	3.68	15.78
Distributions from net investment income	(.36)	(.11)	(.44)	(.50)	(.98)
Distributions from net realized gain	(.02)	(2.86)	(11.68)	(24.66)	(3.00)
Total distributions	(.38)	(2.97)	(12.12)	(25.16)	(3.98)
Net asset value, end of period	$ 67.56	$ 44.63	$ 82.26	$ 91.32	$ 112.80
Total Return A	52.33%	(43.81)%	2.08%	3.21%	15.89%
Ratios to Average Net Assets C, E
Expenses before reductions	.75%	.71%	.73%	.54%	.59%
Expenses net of fee waivers, if any	.75%	.71%	.73%	.54%	.59%
Expenses net of all reductions	.74%	.71%	.72%	.53%	.56%
Net investment income (loss)	.49%	.51%	.37%	.41%	.86%
Supplemental Data
Net assets, end of period (in millions)	$ 22,628	$ 17,225	$ 38,322	$ 43,155	$ 50,473
Portfolio turnover rate D	39%	67%	57%	41%	74%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended March 31,	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.61	$ 85.82
Income from Investment Operations
Net investment income (loss) D	.38	.30
Net realized and unrealized gain (loss)	23.02	(41.32)
Total from investment operations	23.40	(41.02)
Distributions from net investment income	(.46)	(.19)
Distributions from net realized gain	(.02)	-
Total distributions	(.48)	(.19)
Net asset value, end of period	$ 67.53	$ 44.61
Total Return B, C	52.59%	(47.79)%
Ratios to Average Net Assets E, H
Expenses before reductions	.59%	.55% A
Expenses net of fee waivers, if any	.59%	.55% A
Expenses net of all reductions	.58%	.55% A
Net investment income (loss)	.65%	.79% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,495	$ 1,415
Portfolio turnover rate F	39%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to March 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Magellan Fund (the Fund) is a fund of Fidelity Magellan Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Magellan and Class K to eligible shareholders of Magellan. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of March 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, short-term gain distributions from Fidelity Central Funds, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,437,273
Gross unrealized depreciation	(1,952,272)
Net unrealized appreciation (depreciation)	$ 2,485,001

Tax Cost	$ 23,480,416

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 32,422
Capital loss carryforward	$ (2,693,677)
Net unrealized appreciation (depreciation)	$ 2,482,206

The tax character of distributions paid was as follows:

	March 31, 2010	March 31, 2009
Ordinary Income	$ 152,229	$ 51,393
Long-term Capital Gains	-	1,309,645
Total	$ 152,229	$ 1,361,038

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,017,924 and $11,465,080, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Magellan, as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .51% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Magellan	$ 46,487.22
Class K	1,201.06
	$ 47,688

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $372 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 22,920.39%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $106 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses

Annual Report

8. Security Lending - continued

associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $9,572.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Magellan's operating expenses. During the period, this reimbursement reduced the class' expenses by $16.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,171 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2010	2009 A
From net investment income
Magellan	$ 129,094	$ 48,703
Class K	15,383	2,690
Total	$ 144,477	$ 51,393
From net realized gain
Magellan	$ 7,077	$ 1,309,645
Class K	675	-
Total	$ 7,752	$ 1,309,645

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to March 31, 2009.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended March 31,	2010 B	2009 A	2010 B	2009 A
Magellan
Shares sold	26,864	67,541	$ 1,552,256	$ 3,768,183
Conversion to Class K	(1,822)	(31,425)	(100,116)	(1,493,617)
Reinvestment of distributions	2,192	15,818	131,844	1,322,410
Shares redeemed	(78,300)	(131,814)	(4,681,107)	(7,554,889)
Net increase (decrease)	(51,066)	(79,880)	$ (3,097,123)	$ (3,957,913)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2010 B	2009 A	2010 B	2009 A
Class K
Shares sold	10,666	2,449	$ 656,513	$ 108,963
Conversion from Magellan	1,823	31,429	100,116	1,493,617
Reinvestment of distributions	266	64	16,058	2,690
Shares redeemed	(7,530)	(2,214)	(458,088)	(96,257)
Net increase (decrease)	5,225	31,728	$ 314,599	$ 1,509,013

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to March 31, 2009.

B Conversion transactions for Class K and Magellan are presented for the period April 1, 2009 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at March 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Magellan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 12, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1984

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment, 2008-present) and was previously a Partner of Clayton, Dubilier & Rice, Inc. (1998-2008). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-
present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-
present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-
present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (44)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Group Chief Investments Officer of FMR. Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-
present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (48)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Paul M. Murphy (63)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Magellan Fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class K	05/10/10	05/07/10	$0.060	$0.045

Class K designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company Quincy, MA

MAG-K-UANN-0510
1.863176.101

Item 2. Code of Ethics

As of the end of the period, March 31, 2010, Fidelity Magellan Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Magellan Fund (the "Fund"):

Services Billed by PwC

March 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Magellan Fund	$213,000	$-	$4,300	$17,500

March 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Magellan Fund	$245,000	$-	$4,400	$26,000

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	March 31, 2010A	March 31, 2009A
Audit-Related Fees	$1,595,000	$3,305,000
Tax Fees	$-	$2,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	March 31, 2010 A	March 31, 2009 A,B
PwC	$3,790,000	$3,980,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 28, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 28, 2010